Reportable segments (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of statements of operations for the company’s reporting segments

Statements of operations for the Company’s reporting segments for the six months ending June 30, 2025, and 2024 are as follows:

H1 Ended June 30, 2025	Nigeria	Argentina	United Kingdom	Other	Total
Revenue	$15,457,806	$51,925	$-	$2,464,016	$17,973,748

Operating expenses:
General and administrative	145,310	117,427	767,257	320,749	1,350,742
Salaries, benefits, contractor costs	600,668	545,208	9,370,158	2,304,801	12,820,835
Marketing and commissions	15,475,641	67,542	259,819	2,668,071	18,471,073
Travel	105,972	-	439,595	512	546,080
Professional fees	1,042	-	955,276	202,279	1,158,597
Product and technology development	-	23,200	2,240,960	13,530	2,277,689
Depreciation and amortization	-	-	1,345,798	-	1,345,798
Total operating expenses	$16,328,633	$753,377	$15,378,863	$5,509,941	$37,970,814
Net loss from operations	(870,826)	(701,452)	(15,378,863)	(3,045,925)	(19,997,066)

Other expense:
Interest (income)/expense	-	(34,273)	(1,141,686)	(543)	(1,176,502)
Gain on Debt Extinguishment	-	-	3,838,715	-	3,838,715
Loss from change in fair-value of convertible Shareholder loans	-	-	(232,041)	-	(232,041)
Stock based Compensation	-	-	(7,824,176)	-	(7,824,176)
Foreign currency loss (gain)	11	-	(1,649,570)	6,731	(1,642,827)
Net loss before income taxes	$(870,815)	$(735,725)	$(22,387,621)	$(3,039,737)	$(27,033,896)

Income tax benefit (expense)	-	$-	$488,527	$(413)	$488,940
Net loss	$(870,815)	$(735,725)	$(21,899,095)	$(3,039,323)	$(26,544,958)

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024

Note 10 - Reportable segments (continued)

H1 Ended June 30, 2024	Nigeria	Argentina	United Kingdom	Other	Total
Revenue	$10,318,932	$4,099,199	$-	$1,657,335	$16,075,466

Operating expenses:
General and administrative	31,602	$131,735	$123,513	$214,945	$501,795
Salaries, benefits, contractor costs	218,575	$110,301	$6,335,251	$2,230,295	$8,894,422
Marketing and commissions	10,619,231	$5,587,032	$1,075,680	$1,854,310	$19,136,253
Travel	119,395	$2,825	$587,617	$4,967	$714,804
Professional fees	61,008	$114,768	$590,451	$518,767	$1,284,994
Product and technology development	-	$-	$1,344,937	$372	$1,345,309
Depreciation and amortization	-	$-	$788,106	$-	$788,106
Total operating expenses	11,049,811	$5,946,661	$10,845,555	$4,823,656	$32,665,683
Net loss from operations	(730,879)	$(1,847,462)	$(10,845,555)	$(3,166,321)	$(16,590,217)

Other expense:
Interest (income)/expense	(191,703)	$(120,824)	$(994,313)	$(3,157)	$(1,309,997)
Loss from change in fair-value of convertible Shareholder loans	-	$-	$(5,356,574)	$-	$(5,356,574)
Foreign currency loss (gain)	61	$262,121	$(1,110,654)	$(5,242)	$(853,714)
Net loss before income taxes	(922,521)	$(1,706,165)	$(18,307,096)	$(3,174,720)	$(24,110,502)
				-
Income tax benefit (expense)	-	$-	$222,099	$-	$222,099
Net loss	$(922,521)	$(1,706,165)	$(18,084,997)	$(3,174,720)	$(23,888,403)

Schedule of geographic concentration of the company’s assets

	2025	2024
United Kingdom
Cash and cash equivalents	$756,936	$648,453
Accounts receivables and other receivables, net	$-	$-
Income taxes receivable	$1,260,843	$1,607,754
Other current assets	$1,039,853	$2,697,852
Property and equipment, net	$574,334	$593,358
Intangible assets, net	$7,074,524	$6,168,534
Total United Kingdom	10,706,490	11,715,951
Nigeria
Cash and cash equivalents	$5,139	$33,458
Accounts receivables and other	$2,303,820	$2,052,086
receivables, net
Other current assets	$9,056	$35,125
Total Nigeria	2,318,015	2,120,669
Argentina
Cash and cash equivalents	$7,844	$49,740
Accounts receivables and other	$163,021	$2,975,215
receivables, net
Other current assets	$16,144	$6,818
Total Argentina	187,009	3,031,773
Other
Cash and cash equivalents	$131,469	$101,020
Accounts receivables and other receivables, net	$22,694	$501,525
Income taxes receivable	$214	$50,075
Other current assets	$38,016	$39,030
Total Other	$192,393	$691,650
Total Assets	$13,403,906	$17,560,043